Intangible Assets - Intangible asset amortization Dock 79 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 06, 2019	Jun. 30, 2017
Cranberry Business Park Forecasted amortization
In-place Leases annual amortization	$ 12	$ 46	$ 46
Dock 79
In-place leases initial value								$ 4,727
In-place Leases annual amortization				$ 25	$ 2,201	$ 2,501
Cranberry Business Park
In-place leases initial value							$ 183
In-place Leases annual amortization				$ 79